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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21317

Stadion Investment Trust

(Exact name of registrant as specified in charter)

1061 Cliff Dawson Road Watkinsville, Georgia	30677
(Address of principal executive offices)	(Zip code)

Tina H. Bloom, Esq.

Ultimus Fund Solutions, LLC     225 Pictoria Drive, Suite 450     Cincinnati, Ohio 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:  (706) 583-5207

Date of fiscal year end:     May 31, 2013

Date of reporting period:    February 28, 2013

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

STADION MANAGED PORTFOLIO
SCHEDULE OF INVESTMENTS
February 28, 2013 (Unaudited)

EXCHANGE-TRADED FUNDS — 99.0%	Shares	Value
Financial Select Sector SPDR® Fund (The)	3,617,276	$63,627,885
Guggenheim S&P 500® Equal Weight ETF	2,226,640	127,898,202
Industrial Select Sector SPDR® Fund (The)	1,564,386	64,092,894
iShares Russell 2000 Growth Index Fund	309,092	31,737,567
iShares Russell 2000 Index Fund	211,462	19,128,852
SPDR® Dow Jones Industrial AverageSM ETF Trust	448,230	62,877,704
SPDR® S&P MIDCAP 400® ETF Trust	477,268	95,697,007
Vanguard 500 Index Fund ETF Shares	1,812,288	125,609,681
WisdomTree Japan Hedged Equity Fund	798,215	32,678,922
Total Exchange-Traded Funds (Cost $593,380,210)		$623,348,714

MONEY MARKET FUNDS — 21.0%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (a) (Cost $132,153,401)	132,153,401	$132,153,401

Total Investments at Value — 120.0% (Cost $725,533,611)		$755,502,115

Liabilities in Excess of Other Assets — (20.0%)		(126,145,511)

Net Assets — 100.0%		$629,356,604

(a) The rate shown is the 7-day effective yield as of February 28, 2013.

See accompanying notes to Schedules of Investments.

STADION CORE ADVANTAGE PORTFOLIO
SCHEDULE OF INVESTMENTS
February 28, 2013 (Unaudited)

EXCHANGE-TRADED FUNDS — 98.4%	Shares	Value
Consumer Staples Select Sector SPDR® Fund (The)	60,180	$2,291,053
Financial Select Sector SPDR® Fund (The)	230,590	4,056,078
Guggenheim S&P 500® Equal Weight ETF	63,650	3,656,056
Health Care Select Sector SPDR® Fund (The)	106,710	4,636,549
Industrial Select Sector SPDR® Fund (The)	56,350	2,308,660
iShares Core S&P 500 ETF	30,170	4,599,416
iShares MSCI Pacific ex-Japan Index Fund	46,390	2,303,727
iShares Russell 1000 Value Index Fund	58,750	4,606,587
iShares Russell Midcap Value Index Fund	41,830	2,296,885
iShares S&P 100 Index Fund	67,060	4,593,610
SPDR® Dow Jones Industrial AverageSM ETF Trust	32,270	4,526,836
SPDR® S&P 500® ETF Trust	15,160	2,297,195
SPDR® S&P MIDCAP 400® ETF Trust	11,460	2,297,845
Total Exchange-Traded Funds (Cost $41,782,743)		$44,470,497

MONEY MARKET FUNDS — 6.7%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (a) (Cost $3,023,108)	3,023,108	$3,023,108

Total Investments at Value — 105.1% (Cost $44,805,851)		$47,493,605

Liabilities in Excess of Other Assets — (5.1%)		(2,296,738)

Net Assets — 100.0%		$45,196,867

(a) The rate shown is the 7-day effective yield as of February 28, 2013.

See accompanying notes to Schedules of Investments.

STADION OLYMPUS FUNDTM
SCHEDULE OF INVESTMENTS
February 28, 2013 (Unaudited)

EXCHANGE-TRADED FUNDS — 90.0%	Shares	Value
iShares MSCI ACWI Index Fund	32,290	$1,609,334
iShares MSCI EAFE Minimum Volatility Index Fund	28,570	1,624,490
iShares MSCI Indonesia Investable Market Index Fund	23,950	816,934
iShares MSCI Pacific ex-Japan Index Fund	65,510	3,253,227
iShares MSCI Philippines Investable Market Index Fund	20,390	815,600
iShares MSCI Thailand Capped Investable Market Index Fund	9,090	816,737
iShares S&P Global 100 Index Fund	24,130	1,605,610
PowerShares DWA Emerging Markets Technical Leaders Portfolio	41,310	813,394
WisdomTree Australia Dividend Fund	13,050	836,374
WisdomTree Japan Hedged Equity Fund	59,120	2,420,373
Total Exchange-Traded Funds (Cost $14,256,492)		$14,612,073

MONEY MARKET FUNDS — 7.6%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (a) (Cost $1,232,824)	1,232,824	$1,232,824

Total Investments at Value — 97.6% (Cost $15,489,316)		$15,844,897

Other Assets in Excess of Liabilities — 2.4%		385,001

Net Assets — 100.0%		$16,229,898

(a) The rate shown is the 7-day effective yield as of February 28, 2013.

See accompanying notes to Schedules of Investments.

STADION TRILOGY FUNDTM
SCHEDULE OF INVESTMENTS
February 28, 2013 (Unaudited)

COMMON STOCKS - 45.5%	Shares	Value
Consumer Discretionary - 4.6%
Distributors - 1.2%
Genuine Parts Company+	13,324	$946,404

Hotels, Restaurants & Leisure - 1.1%
McDonald's Corporation+	9,818	941,546

Leisure Equipment & Products - 1.2%
Polaris Industries, Inc.+	10,904	952,682

Multiline Retail - 1.1%
Nordstrom, Inc.+	17,071	925,590

Consumer Staples - 7.9%
Food & Staples Retailing - 2.2%
Costco Wholesale Corporation+	9,063	917,991
Sysco Corporation+	28,463	915,370
		1,833,361
Food Products - 3.5%
General Mills, Inc.+	20,348	941,095
Kellogg Company+	15,411	932,365
McCormick & Company, Inc. - Non-Voting Shares+	14,155	952,207
		2,825,667
Household Products - 1.1%
Procter & Gamble Company (The)+	11,934	909,132

Tobacco - 1.1%
Reynolds American, Inc.	20,723	905,181

Energy - 2.3%
Oil, Gas & Consumable Fuels - 2.3%
Chevron Corporation+	7,995	936,614
ConocoPhillips+	15,932	923,260
		1,859,874
Financials - 5.7%
Capital Markets - 1.1%
Eaton Vance Corporation+	23,938	914,192

Commercial Banks - 2.3%
Bank of Montreal	14,833	923,058

STADION TRILOGY FUNDTM
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 45.5% (Continued)	Shares	Value
Financials - 5.7% (Continued)
Commercial Banks - 2.3% (Continued)
Commerce Bancshares, Inc.+	24,697	$940,709
		1,863,767
Insurance - 2.3%
Aflac, Inc. +	18,481	923,126
Brown & Brown, Inc.+	31,233	936,990
		1,860,116
Health Care - 3.4%
Health Care Equipment & Supplies - 1.2%
Baxter International, Inc.+	13,826	934,638

Pharmaceuticals - 2.2%
Abbott Laboratories+	26,598	898,746
Johnson & Johnson+	12,017	914,614
		1,813,360
Industrials - 7.9%
Aerospace & Defense - 3.4%
Lockheed Martin Corporation+	10,452	919,776
Raytheon Company	16,932	923,979
United Technologies Corporation+	10,161	920,079
		2,763,834
Electrical Equipment - 1.1%
Emerson Electric Company+	16,099	912,813

Machinery - 1.1%
Illinois Tool Works, Inc.+	14,936	918,564

Road & Rail - 1.2%
Norfolk Southern Corporation+	12,692	927,151

Trading Companies & Distributors - 1.1%
Grainger (W.W.), Inc.+	4,090	926,221

Information Technology - 3.4%
Communications Equipment - 1.2%
Harris Corporation+	19,375	931,356

IT Services - 1.1%
Automatic Data Processing, Inc.	14,972	918,682

STADION TRILOGY FUNDTM
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 45.5% (Continued)	Shares	Value
Information Technology - 3.4% (Continued)
Software - 1.1%
Microsoft Corporation+	33,034	$918,345

Materials - 3.5%
Chemicals - 2.3%
Ecolab, Inc.+	12,350	945,392
Sigma-Aldrich Corporation+	11,995	924,335
		1,869,727
Containers & Packaging - 1.2%
AptarGroup, Inc.+	17,490	943,411

Telecommunication Services - 1.1%
Diversified Telecommunication Services - 1.1%
AT&T, Inc.+	25,777	925,652

Utilities - 5.7%
Electric Utilities - 3.4%
Entergy Corporation+	14,975	932,343
Northeast Utilities+	22,287	925,133
Southern Company (The)+	20,761	934,453
		2,791,929
Gas Utilities - 1.2%
National Fuel Gas Company+	16,041	933,426

Multi-Utilities - 1.1%
Dominion Resources, Inc.	16,232	908,992

Total Common Stocks (Cost $34,295,124)		$37,075,613

EXCHANGE-TRADED FUNDS - 49.3%	Shares	Value
iShares Barclays 1-3 Year Credit Bond Fund	52,007	$5,497,140
iShares Barclays MBS Bond Fund	91,065	9,837,752
iShares Floating Rate Note Fund	155,108	7,859,322
iShares iBoxx $ High Yield Corporate Bond Fund	73,417	6,904,135
iShares Intermediate Credit Bond Fund	44,265	4,919,169
PIMCO 0-5 Year High Yield Corporate Bond Index Fund	31,981	3,326,664
PowerShares Senior Loan Portfolio	39,258	981,450
ProShares Short VIX Short-Term Futures ETF (a)	10,000	791,200
Total Exchange-Traded Funds (Cost $39,734,145)		$40,116,832

STADION TRILOGY FUNDTM
SCHEDULE OF INVESTMENTS (Continued)

PURCHASED OPTION CONTRACTS - 4.6%	Expiration Date	Strike Price	Contracts	Value
Call Option Contracts - 3.4%
S&P 500 Index	03/01/2013	$1,350	25	$409,375
S&P 500 Index	03/01/2013	1,650	55	138
S&P 500 Index	03/08/2013	1,350	25	408,125
S&P 500 Index	03/08/2013	1,560	30	825
S&P 500 Index	03/16/2013	1,300	30	640,800
S&P 500 Index	03/16/2013	1,700	50	250
S&P 500 Index	03/16/2013	1,750	30	150
S&P 500 Index	03/22/2013	1,300	30	638,550
S&P 500 Index	03/22/2013	1,650	70	700
S&P 500 Index	03/28/2013	1,750	25	125
S&P 500 Index	04/20/2013	1,300	30	643,200
S&P 500 Index	04/20/2013	1,700	55	550
				2,742,788
Put Option Contracts - 1.2%
S&P 500 Index	03/08/2013	1,310	30	450
S&P 500 Index	03/16/2013	1,360	30	2,700
S&P 500 Index	03/22/2013	1,370	70	10,850
S&P 500 Index	03/28/2013	1,360	25	4,875
S&P 500 Index	04/20/2013	1,360	55	24,475
S&P 500 Index	06/22/2013	1,250	170	99,450
S&P 500 Index	06/22/2013	1,275	275	193,875
S&P 500 Index	12/21/2013	1,275	50	142,000
SPDR S&P 500 Index	12/21/2013	120	1,000	196,000
SPDR S&P 500 Index	12/21/2013	125	800	204,400
SPDR S&P 500 Index	03/22/2014	125	300	108,150
				987,225

Total Purchased Option Contracts (Cost $7,170,376)				$3,730,013

STADION TRILOGY FUNDTM
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 2.3%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (b) (Cost $1,835,942)	1,835,942	$1,835,942

Total Investments at Value - 101.7% (Cost $83,035,587)		$82,758,400

Written Options - (2.7%)		(2,178,275)

Other Assets in Excess of Liabilities - 1.0%		842,202

Net Assets - 100.0%		$81,422,327

+ All or a portion of the security is held as collateral for written options.
(a) Non-income producing security.
(b) The rate shown is the 7-day effective yield as of February 28, 2013.

See accompanying notes to Schedules of Investments.

STADION TRILOGY FUNDTM
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS
February 28, 2013 (Unaudited)

WRITTEN OPTION CONTRACTS	Expiration Date	Strike Price	Contracts	Value of Options	Premiums Received
Call Option Contracts
S&P 500 Index	03/01/2013	$1,525	25	$2,500	$18,325
S&P 500 Index	03/08/2013	1,510	30	41,550	58,470
S&P 500 Index	03/08/2013	1,525	25	14,875	28,600
S&P 500 Index	03/16/2013	1,460	50	288,000	172,700
S&P 500 Index	03/16/2013	1,500	20	48,800	32,480
S&P 500 Index	03/16/2013	1,510	30	52,950	68,220
S&P 500 Index	03/16/2013	1,525	10	9,250	14,370
S&P 500 Index	03/22/2013	1,520	70	103,600	117,830
S&P 500 Index	03/28/2013	1,510	25	58,500	66,600
S&P 500 Index	04/20/2013	1,510	55	167,200	162,793
S&P 500 Index	12/21/2013	1,550	70	387,800	353,760
S&P 500 Index	12/21/2013	1,600	100	346,000	329,233
S&P 500 Index	06/21/2014	1,650	20	80,200	79,200
				1,601,225	1,502,581
Put Option Contracts
S&P 500 Index	03/08/2013	1,490	30	17,700	43,470
S&P 500 Index	03/16/2013	1,510	30	43,050	57,420
S&P 500 Index	03/22/2013	1,520	70	158,550	162,180
S&P 500 Index	03/28/2013	1,510	25	51,250	62,475
S&P 500 Index	04/20/2013	1,510	55	155,650	164,443
S&P 500 Index	06/22/2013	1,100	270	48,600	589,320
S&P 500 Index	06/22/2013	1,125	175	38,500	770,687
S&P 500 Index	12/21/2013	1,125	50	63,750	59,950
				577,050	1,909,945

Total Written Option Contracts				$2,178,275	$3,412,526

See accompanying notes to Schedules of Investments.

STADION TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS
February 28, 2013 (Unaudited)

EXCHANGE-TRADED FUNDS — 105.9%	Shares	Value
iShares Barclays CMBS Bond Fund	132	$6,816
iShares Barclays Intermediate Credit Bond Fund	298	33,117
SPDR® Barclays High Yield Bond ETF	743	30,374
SPDR® Barclays Intermediate Term Corporate Bond ETF	662	23,024
Vanguard Total Bond Market Index ETF	128	10,720
Total Exchange-Traded Funds (Cost $103,915)		$104,051

MONEY MARKET FUNDS — 1.7%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (a) (Cost $1,704)	1,704	$1,704

Total Investments at Value — 107.6% (Cost $105,619)		$105,755

Liabilities in Excess of Other Assets — (7.6%)		(7,487)

Net Assets — 100.0%		$98,268

(a) The rate shown is the 7-day effective yield as of February 28, 2013.

See accompanying notes to Schedules of Investments.

STADION INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS
February 28, 2013 (Unaudited)

1.   Securities Valuation

The investments in securities of Stadion Managed Portfolio, Stadion Core Advantage Portfolio, Stadion Olympus FundTM, Stadion Trilogy FundTM and Stadion Tactical Income Fund (the “Funds”) are carried at market value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of the time regular trading closes on the New York Stock Exchange (normally, 4:00 p.m. Eastern Time).  Securities traded in the NASDAQ market are valued at the NASDAQ Official Closing Price.  Other securities, including listed securities for which no sale was reported on that date, are valued at the most recent bid price. Options are valued at the mean of the last quoted bid and ask prices at the time of valuation, as reported on the option’s primary exchange. If no bid quotation is readily available at the time of valuation, the option shall be valued at the mean of the last quoted ask price and $0.00. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used.  Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) an event occurs after the close of the exchange on which the portfolio security is principally traded that is likely to have changed the value of the portfolio security prior to the Funds’ net asset value calculations; (iii) the exchange on which the portfolio security is principally traded closes early; or (iv) trading of the portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculations.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedures.  Open-end investment companies, including money market funds, are valued at the net asset value reported by such registered open-end investment companies.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

STADION INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value the Funds’ investments as of February 28, 2013 by security type:

Stadion Managed Portfolio:	Level 1	Level 2	Level 3	Total
Investments in Securities:
Exchange-Traded Funds	$623,348,714	$-	$-	$623,348,714
Money Market Funds	132,153,401	-	-	132,153,401
Total Investments in Securities	$755,502,115	$-	$-	$755,502,115

Stadion Core Advantage Portfolio:	Level 1	Level 2	Level 3	Total
Investments in Securities:
Exchange-Traded Funds	$44,470,497	$-	$-	$44,470,497
Money Market Funds	3,023,108	-	-	3,023,108
Total Investments in Securities	$47,493,605	$-	$-	$47,493,605

Stadion Olympus FundTM:	Level 1	Level 2	Level 3	Total
Investments in Securities:
Exchange-Traded Funds	$14,612,073	$-	$-	$14,612,073
Money Market Funds	1,232,824	-	-	1,232,824
Total Investments in Securities	$15,844,897	$-	$-	$15,844,897

Stadion Trilogy FundTM:	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$37,075,613	$-	$-	$37,075,613
Exchange-Traded Funds	40,116,832	-	-	40,116,832
Call Option Contracts	-	2,742,788	-	2,742,788
Put Option Contracts	-	987,225	-	987,225
Money Market Funds	1,835,942	-	-	1,835,942
Total Investments in Securities	$79,028,387	$3,730,013	$-	$82,758,400

Other Financial Instruments:
Written Call Option Contracts	$-	$(1,601,225)	$-	$(1,601,225)
Written Put Option Contracts	-	(577,050)	-	(577,050)
Total Other Financial Instruments	$-	$(2,178,275)	$-	$(2,178,275)

STADION INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

Stadion Tactical Income Fund:	Level 1	Level 2	Level 3	Total
Investments in Securities:
Exchange-Traded Funds	$104,051	$-	$-	$104,051
Money Market Funds	1,704	-	-	1,704
Total Investments in Securities	$105,755	$-	$-	$105,755

As of February 28, 2013, the Funds did not have any transfers in and out of any Level.  The Funds did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of February 28, 2013. It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

2.   Investment Transactions

Security transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

3.   Federal Income Tax

The following information is computed on a tax basis for each item as of February 28, 2013:

	Stadion Managed Portfolio	Stadion Core Advantage Portfolio	Stadion Olympus FundTM	Stadion Trilogy FundTM	Stadion Tactical Income Fund

Cost of portfolio investments	$725,533,611	$44,987,031	$15,489,316	$79,630,416	$105,635

Gross unrealized appreciation	$30,751,626	$2,582,579	$407,565	$5,025,748	$218
Gross unrealized depreciation	(783,122)	(76,005)	(51,984)	(4,076,039)	(98)

Net unrealized appreciation	$29,968,504	$2,506,574	$355,581	$949,709	$120

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for Stadion Core Advantage Portfolio, Stadion Trilogy FundTM and Stadion Tactical Income Fund is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP.  These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

Item 2. Controls and Procedures.

(a)    Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Stadion Investment Trust

By (Signature and Title)*		/s/ Judson P. Doherty
Judson P. Doherty, President and Principal Executive Officer

Date	April 17, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Judson P. Doherty
Judson P. Doherty, President and Principal Executive Officer

Date	April 17, 2013

By (Signature and Title)*		/s/ Duane L. Bernt
Duane L. Bernt, Treasurer and Principal Financial Officer

Date	April 17, 2013

* Print the name and title of each signing officer under his or her signature.